Share Based Compensation (Details) ¥ / shares in Units, ¥ in Thousands												1 Months Ended		6 Months Ended			12 Months Ended
	Feb. 06, 2025 shares	Jan. 24, 2025	Jun. 06, 2024 $ / shares shares	Aug. 03, 2023 shares	Aug. 03, 2022 shares	Jun. 24, 2022 shares	Jul. 31, 2017 $ / shares shares	Oct. 18, 2016 shares	Oct. 17, 2016 shares	Apr. 21, 2016 shares	Aug. 31, 2014 shares	Jan. 31, 2025 $ / shares	Jun. 30, 2022 $ / shares shares	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 CNY (¥)	Sep. 30, 2021 shares	Mar. 31, 2025 $ / shares shares	Sep. 30, 2024 ¥ / shares shares	Nov. 18, 2022 shares	Mar. 31, 2018 shares
Share Based Compensation [Line Items]
Percentage of total exercised ordinary shares														25.00%	25.00%
Compensation expenses (in Dollars) | ¥																¥ 1,531
Percentage of shares holding														8.80%	8.80%
Percentage of outstanding share capital voting														49.10%	49.10%
Issued ordinary shares	120
Share consolidation ratio		100,000:1
Yijia Inc [Member]
Share Based Compensation [Line Items]
Shares reserved							86,000,000														86,000,000
Stock Option A [Member]
Share Based Compensation [Line Items]
Exercise of share-based compensation, shares																	0
Number of options, vested or expected to vest														10,250				10,250	10,250
Weighted average intrinsic value of share options
Stock Option B [Member]
Share Based Compensation [Line Items]
Share based compensation stock options outstanding number														23,850				23,850	23,850
Weighted average intrinsic value (in Dollars per share) | $ / shares
2019 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Share options granted, exercise price per share (in Dollars per share) | $ / shares												$ 36,342.5
Percentage of maximum number of shares issued														10.00%				10.00%
2019 Share Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share Based Compensation [Line Items]
Stock options vested				3,590	3,590
2019 Share Incentive Plan [Member] | Chief Executive Officer [Member]
Share Based Compensation [Line Items]
Issued in ordinary shares													72,000
Share options granted, exercise price per share (in Dollars per share) | $ / shares
2019 Share Incentive Plan [Member] | Chief Financial Officer [Member]
Share Based Compensation [Line Items]
Share options granted, exercise price per share (in Dollars per share) | $ / shares															$ 36,342.5
2019 Share Incentive Plan [Member] | Chief Financial Officer [Member] | Share-Based Payment Arrangement, Option [Member]
Share Based Compensation [Line Items]
Issued in ordinary shares													50,360
Share options granted, exercise price per share (in Dollars per share) | $ / shares
Exercise of share-based compensation, shares													43,180
Stock options vested				3,590	3,590
2022 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Number of options, vested or expected to vest														34,100				34,100
Share based compensation stock options outstanding number														41,280				41,280
Exercise price (in Yuan Renminbi per share) | ¥ / shares														¥ 2,000
Contractual life term														2 years 10 months 2 days	2 years 10 months 2 days
Compensation expenses (in Yuan Renminbi) | ¥																¥ 1,531
Class B Ordinary Shares [Member]
Share Based Compensation [Line Items]
Ordinary shares vote														ten	ten
Issued ordinary shares			61,427,890
Ordinary shares, par value (in Dollars per share) | (per share)																		$ 0.01	¥ 0.0000001
Class B Ordinary Shares [Member] | Yijia Inc [Member]
Share Based Compensation [Line Items]
Issued in ordinary shares						75,200
Class B Ordinary Shares [Member] | 2022 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Maximum number of issuance shares														2,500				2,500		2,500,000
Class B Ordinary Shares [Member] | 2024 Equity Incentive Plan [Member]
Share Based Compensation [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.01
Class A Ordinary Shares [Member]
Share Based Compensation [Line Items]
Ordinary shares vote														one	one
Number of issued ordinary shares														1				1
Issued ordinary shares	100
Ordinary shares, par value (in Dollars per share) | (per share)																		$ 0.01	¥ 0.01
IPO [Member] | Stock Option B [Member]
Share Based Compensation [Line Items]
Compensation expenses (in Dollars) | $
Management Employees And Non Employees [Member] | Stock Option A [Member]
Share Based Compensation [Line Items]
Share options granted								269	269	269	269
Share options granted, exercise price per share (in Dollars per share) | $ / shares															$ 310,000
Share options granted, vesting percentage														50.00%	50.00%
Management And Employees [Member] | Stock Option B [Member]
Share Based Compensation [Line Items]
Share options granted							431
Share options granted, exercise price per share (in Dollars per share) | $ / shares							$ 310